Share-based Compensation - Reconciliation of Outstanding Share-Based Awards (Details)	12 Months Ended
Dec. 31, 2024 shares
RSUs
Equity Instruments
Beginning balance (in shares)	0
Transferred (in shares)	883,707
Granted (in shares)	129,237
Exercised (in shares)	(683)
Forfeited (in shares)	(2,330)
Reinvested (in shares)	13,089
Ending balance (in shares)	1,023,020
PSUs
Equity Instruments
Beginning balance (in shares)	0
Transferred (in shares)	611,146
Granted (in shares)	30,143
Exercised (in shares)	0
Forfeited (in shares)	0
Reinvested (in shares)	9,057
Ending balance (in shares)	650,346
DSUs
Equity Instruments
Beginning balance (in shares)	0
Transferred (in shares)	0
Granted (in shares)	19,113
Exercised (in shares)	0
Forfeited (in shares)	0
Reinvested (in shares)	0
Ending balance (in shares)	19,113